SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Feb. 28, 2014
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

17. SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended
	February 28, 2014	February 28, 2013
Changes in non-cash working capital balances:
Restricted cash	-	177
Trade receivables	17,503	(25,737)
Inventory	1,228	2,571
Other current assets	(305)	469
Contingent receivable	13,843	2,135
Accounts payable and accrued liabilities	(20,603)	42,079
Deferred revenue	(179)	557
Contingent liabilities	(432)	-
Other long term liabilities	-	(280)
	11,055	21,971